Hartford Life Insurance Company Separate Account VL I:

333-50280	Stag Accumulator Variable Universal Life (Series I.5)
333-94617	Stag Protector Variable Universal Life (Series I.5)
333-109529	Stag Accumulator II
333-109530	Stag Protector II
333-110550	Hartford Quantum Life
333-127379	Hartford Quantum Life II

Hartford Life and Annuity Insurance Company Separate Account VL I:

333-82866	Stag Wall Street Variable Universal Life (Series II)
333-93319	Stag Accumulator Variable Universal Life (Series I.5)
333-83057	Stag Protector Variable Universal Life (Series I.5)
333-07471	Stag Accumulator II / Stag Variable Life Artisan
333-88787	Stag Protector II
333-110548	Hartford Quantum Life
333-127380	Hartford Quantum Life II

Hartford Life Insurance Company Separate Account VL II:

333-88261	Stag Variable Life Last Survivor II (Series II)

Hartford Life and Annuity Insurance Company Separate Account VL II:

333-67373	Stag Variable Life Last Survivor II (Series II)

Supplement Dated June 9, 2008 to the Prospectus Dated May 1, 2008

Supplement Dated June 9, 2008 to your Prospectus

Hartford Global Growth HLS Fund:

Effective immediately, the Hartford Global Growth HLS Fund is made available as an underlying investment option under your policy.

This supplement should be retained with the prospectus for future reference.

HV-6698